Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Financials Portfolio	Apr. 29, 2024
Select Financials Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	14.51%
Past 5 years	13.68%
Past 10 years	9.33%
Select Financials Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.65%
Past 5 years	12.05%
Past 10 years	8.01%
Select Financials Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.12%
Past 5 years	10.69%
Past 10 years	7.31%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXZ92
Average Annual Return:
Past 1 year	13.51%
Past 5 years	12.16%
Past 10 years	9.93%